Appendix II	12 Months Ended
Dec. 31, 2023
Appendix II
Appendix II

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Operating Segments for the years ended 31 December 2023, 2022 and 2021

(Expressed in thousands of Euros)

	Biopharma			Diagnostic			Bio Supplies			Others			Intersegments			Consolidated
	2023	2022	2021 (*)	2023	2022	2021 (*)	2023	2022	2021 (*)	2023	2022	2021 (*)	2023	2022	2021 (*)	2023	2022	2021 (*)
Revenues from external customers	5,558,301	5,005,382	3,814,983	670,269	671,292	779,108	159,957	146,076	115,811	203,450	250,165	266,461	—	(8,948)	(43,245)	6,591,977	6,063,967	4,933,118

Total operating income	5,558,301	5,005,382	3,814,983	670,269	671,292	779,108	159,957	146,076	115,811	203,450	250,165	266,461	—	(8,948)	(43,245)	6,591,977	6,063,967	4,933,118

Profit/(Loss) for the segment	904,059	791,339	681,925	111,694	129,968	152,948	43,563	114,397	39,901	6,632	(46,809)	(83,482)	6,979	35,419	(10,896)	1,072,927	1,024,314	780,396

Unallocated expenses																(273,529)	(218,634)	(185,332)

Operating profit/(loss)																799,398	805,680	595,064

Finance result																(574,458)	(442,941)	(277,799)

Share of profit/(loss) of equity- accounted investee	—	—	—	—	—	—	—	—	—	(922)	(1,482)	33,188	—	—	—	(922)	(1,482)	33,188

Income tax expense																(43,349)	(90,111)	(85,126)

Profit for the year after tax																180,669	271,146	265,327

Segment assets	13,411,369	13,187,651	9,467,378	3,528,861	3,681,632	3,513,991	380,012	341,876	47,446	2,184,960	766,139	827,371	—	(6,997)	(39,963)	19,505,202	17,970,301	13,816,223
Equity-accounted investments	57,529	41,162	31,847	—	—	—	—	—	53,264	477,441	1,914,015	1,914,665	—	—	—	534,970	1,955,177	1,999,776
Unallocated assets	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,400,882	1,608,499	3,417,836
Total assets																21,441,054	21,533,977	19,233,835

Segment liabilities	2,449,947	2,317,191	1,521,634	466,953	425,693	397,869	79,678	43,264	27,596	97,840	222,565	199,095	—	—	—	3,094,418	3,008,713	2,146,194
Unallocated liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	10,374,151	10,067,720	9,770,543
Total liabilities																13,468,569	13,076,433	11,916,737

Other information:

Allocated amortisation and depreciation	328,599	294,156	228,114	65,817	64,682	88,557	9,280	5,759	2,948	16,162	20,367	19,043	—	—	—	419,858	384,964	338,662

Unallocated amortisation and depreciation	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	500,273	482,852	412,314

Allocated expenses that do not require cash payments	30,198	(71,964)	26,051	6,995	13,639	4,446	136	120	73	(789)	(206)	3,349	—	—	—	36,540	(58,411)	33,919

Unallocated expenses that do not require cash payments	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	548	(10,770)	4,991

Allocated additions for the year of property, plant & equipment, intangible assets and rights of use	458,216	402,672	349,890	29,107	49,890	19,991	9,066	98	13,836	3,884	30,192	28,597	—	—	—	500,273	482,852	412,314

Unallocated additions for the year of property, plant & equipment, intangible assets and rights of use	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	48,618	59,866	55,380

* As a consequence of the review of transactions and balances allocations by segments done in 2022, the comparative figures for the fiscal year 2021 have been adjusted accordingly.

This appendix forms an integral part of note 5 to the consolidated financial statements.

APPENDIX II

GRIFOLS, S.A. AND SUBSIDIARIES

Reporting by geographical area

for the years ended 31 December 2023, 2022 and 2021

(Expressed in thousands of Euros)

	Spain			Rest of European Union			USA + Canada			Rest of World			Consolidated
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Net Revenue	362,877	320,631	362,407	893,050	711,579	544,042	3,898,961	3,855,607	3,154,549	1,437,089	1,176,150	872,120	6,591,977	6,063,967	4,933,118

Assets by geographical area	1,190,606	1,156,068	1,092,435	7,055,181	6,600,264	5,393,407	10,958,657	11,561,068	10,525,140	2,236,610	2,216,577	2,222,853	21,441,054	21,533,977	19,233,835

Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	53,216	60,503	71,022	170,763	107,030	91,388	313,001	363,034	295,526	11,911	12,151	9,758	548,891	542,718	467,694

This appendix forms an integral part of note 5 to the consolidated financial statements.